Transactions with related parties (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pension funds
Transactions With Related Parties
Payables and other liabilities	€ 3
Costs	25
Supplementary Healthcare Fund for Managers of Eni Group Companies (FISDE)
Transactions With Related Parties
Payables and other liabilities	1
Costs	5
Eni Enrico Mattei Foundation
Transactions With Related Parties
Costs	4
Eni Foundation
Transactions With Related Parties
Revenues	1
Costs	5
Transactions and balances
Transactions With Related Parties
Receivables and other assets	1,658	€ 1,797	€ 1,563
Payables and other liabilities	4,831	4,571	4,818
Guarantees	8,296	7,893	8,041
Revenues	3,258	3,276	4,478
Costs	17,753	17,403	15,888
Other operating (expense) income	(264)	201	17
Individual amount limit to be included in other related parties	50	50	50
Transactions and balances | Joint ventures and associates and investments in unconsolidated entities controlled by Eni
Transactions With Related Parties
Receivables and other assets	1,019	906	663
Payables and other liabilities	3,655	3,160	3,554
Guarantees	8,296	7,893	8,041
Revenues	467	472	383
Costs	12,240	12,052	10,882
Other operating (expense) income	(554)	(195)	(165)
Transactions and balances | Joint ventures and associates
Transactions With Related Parties
Receivables and other assets	830	729	498
Payables and other liabilities	3,644	3,150	3,540
Guarantees	8,163	7,687	7,845
Revenues	437	435	358
Costs	12,226	12,034	10,852
Other operating (expense) income	(554)	(195)	(165)
Transactions and balances | Agiba Petroleum Co
Transactions With Related Parties
Receivables and other assets	3	4	1
Payables and other liabilities	135	126	194
Revenues	1
Costs	333	256	308
Transactions and balances | Cardon IV SA
Transactions With Related Parties
Receivables and other assets	1	1	24
Payables and other liabilities	134	77	142
Revenues		4	4
Costs		(2)	1
Transactions and balances | Coral FLNG SA
Transactions With Related Parties
Receivables and other assets	12	12	4
Guarantees	1,247	1,411	1,327
Revenues	21	15	6
Costs		(3)
Transactions and balances | Eni CCUS Holding
Transactions With Related Parties
Receivables and other assets	118
Guarantees	1,218
Transactions and balances | Azule Group
Transactions With Related Parties
Receivables and other assets	119	59	113
Payables and other liabilities	361	399	475
Guarantees	2,939	3,343	3,156
Revenues	93	76	86
Costs	1,643	2,290	2,146
Transactions and balances | Saipem Group
Transactions With Related Parties
Receivables and other assets	41	41	5
Payables and other liabilities	136	186	235
Guarantees	9	9	9
Revenues	9	52	6
Costs	536	1,253	768
Transactions and balances | SeaCorridor Group
Transactions With Related Parties
Receivables and other assets	67	105	29
Payables and other liabilities	19	27	29
Revenues	2	1	1
Costs	266	242	357
Transactions and balances | Vårgrønn Group
Transactions With Related Parties
Receivables and other assets	1	1
Guarantees	678	886	1,321
Revenues	1
Transactions and balances | In Salah Gas Ltd
Transactions With Related Parties
Payables and other liabilities	57
Costs	279
Transactions and balances | Ithaca Energy Plc
Transactions With Related Parties
Receivables and other assets	146	188
Payables and other liabilities	73	76
Revenues	12
Costs	535	366
Other operating (expense) income	(553)	(138)
Transactions and balances | Karachaganak Petroleum Operating BV
Transactions With Related Parties
Receivables and other assets	27	31	17
Payables and other liabilities	119	292	250
Revenues	2
Costs	992	1,198	1,183
Transactions and balances | Lotte Versalis Elastomers Co Ltd
Transactions With Related Parties
Receivables and other assets	8	6
Payables and other liabilities	13	14
Revenues	3	3
Costs	61	51
Transactions and balances | Mellitah Oil & Gas BV
Transactions With Related Parties
Receivables and other assets	56	56	49
Payables and other liabilities	241	52	20
Revenues	10	11	16
Costs	1,031	523	517
Transactions and balances | Mozambique Rovuma Venture SpA
Transactions With Related Parties
Receivables and other assets		26
Payables and other liabilities		2
Revenues		31
Costs		53
Transactions and balances | Petrobel Belayim Petroleum Co
Transactions With Related Parties
Receivables and other assets	13	23	58
Payables and other liabilities	470	509	885
Revenues	5
Costs	778	562	870
Transactions and balances | Societe Centrale Electrique du Congo SA
Transactions With Related Parties
Receivables and other assets	91	97	74
Revenues	79	104	79
Transactions and balances | Societa Oleodotti Meridionali SpA
Transactions With Related Parties
Receivables and other assets	22	12	11
Payables and other liabilities	500	491	473
Revenues	25	16	19
Costs	16	11	12
Transactions and balances | St. Bernard Renewables Llc [member]
Transactions With Related Parties
Receivables and other assets	1
Guarantees	98
Revenues	1
Costs	9
Transactions and balances | Var Energi ASA
Transactions With Related Parties
Receivables and other assets	26	30	51
Payables and other liabilities	1,321	828	764
Guarantees	1,948	1,918	2,013
Revenues	61	48	58
Costs	5,523	5,047	4,487
Other operating (expense) income	(1)	(57)	(165)
Transactions and balances | Other joint ventures and associates
Transactions With Related Parties
Receivables and other assets	78	37	62
Payables and other liabilities	65	71	73
Guarantees	26	120	19
Revenues	108	74	83
Costs	224	187	203
Transactions and balances | Investments in unconsolidated entities controlled by Eni
Transactions With Related Parties
Receivables and other assets	189	177	165
Payables and other liabilities	11	10	14
Guarantees	133	206	196
Revenues	30	37	25
Costs	14	18	30
Transactions and balances | Eni BTC Ltd
Transactions With Related Parties
Guarantees		195	183
Transactions and balances | Industria Siciliana Acido Fosforico ISAF SPA
Transactions With Related Parties
Receivables and other assets	170	161	152
Payables and other liabilities	1	3	4
Guarantees			1
Revenues	9	10	12
Transactions and balances | VME Oilfield Chemicals Llc [Member]
Transactions With Related Parties
Guarantees	112
Transactions and balances | Other unconsolidated subsidiaries
Transactions With Related Parties
Receivables and other assets	19	16	13
Payables and other liabilities	10	7	10
Guarantees	21	11	12
Revenues	21	27	13
Costs	14	18	30
Transactions and balances | Entities controlled by the Government
Transactions With Related Parties
Receivables and other assets	423	574	677
Payables and other liabilities	865	1,092	1,050
Revenues	2,738	2,770	4,054
Costs	4,745	4,715	4,401
Other operating (expense) income	290	396	182
Transactions and balances | Cassa Depositi e Prestiti Group
Transactions With Related Parties
Receivables and other assets	22	3	5
Payables and other liabilities	19	25	33
Revenues			2
Costs	87	65	69
Transactions and balances | Enel Group
Transactions With Related Parties
Receivables and other assets	89	33	95
Payables and other liabilities	183	153	168
Revenues	45	46	93
Costs	650	798	497
Other operating (expense) income	66	(28)	(109)
Transactions and balances | Italgas Group
Transactions With Related Parties
Receivables and other assets	2	1	1
Payables and other liabilities	190	186	149
Revenues	7	5	8
Costs	718	612	(20)
Transactions and balances | Snam Group
Transactions With Related Parties
Receivables and other assets	110		245
Payables and other liabilities	247	436	352
Revenues	77	219	1,157
Costs	1,086	1,342	1,625
Transactions and balances | Terna Group
Transactions With Related Parties
Receivables and other assets	62	104	85
Payables and other liabilities	75	116	61
Revenues	266	386	400
Costs	343	350	317
Other operating (expense) income	5	10	8
Transactions and balances | GSE - Gestore Servizi Energetici
Transactions With Related Parties
Receivables and other assets	112	201	230
Payables and other liabilities	100	110	219
Revenues	2,147	1,805	2,104
Costs	1,861	1,548	1,875
Other operating (expense) income	219	414	283
Transactions and balances | ITA Airways - Italia Trasporto Aereo SpA
Transactions With Related Parties
Receivables and other assets	3	13	5
Revenues	99	238	238
Transactions and balances | Other entities controlled by government
Transactions With Related Parties
Receivables and other assets	23	23	11
Payables and other liabilities	51	66	68
Revenues	97	71	52
Costs			38
Transactions and balances | Other related parties
Transactions With Related Parties
Receivables and other assets		1	1
Payables and other liabilities	4	3	2
Revenues	1	2	1
Costs	39	37	36
Transactions and balances | Groupement Sonatrach – Eni «GSE»
Transactions With Related Parties
Receivables and other assets	216	316	222
Payables and other liabilities	307	316	212
Revenues	52	32	40
Costs	€ 729	€ 599	€ 569